Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	748,000
Proposed Maximum Offering Price per Unit	58.74
Maximum Aggregate Offering Price	$ 43,937,520.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,726.83
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the registration statement to which this exhibit related also covers any additional shares of the Registrant's Common Stock, $0.01 par value per share (the "Common Stock"), that may be offered or become issuable under the Amended and Restated 2013 Equity Incentive Plan in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration that results in an increase in the number of outstanding shares of the Common Stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1) and (c) under the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the New York Stock Exchange on September 23, 2025. (3) The Registrant is not relying on Rule 457(p) under the Securities Act to offset any of the filing fee due with respect to the Registration Statement to which this exhibit relates and, accordingly, Table 2 has been omitted.